Right of Use Assets and Lease Liabilities - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Right of Use Assets and Lease Liabilities
Operating lease payments	$ 4,200	$ 2,600	$ 1,100
Short term lease cost	$ 100	$ 10	$ 10
Operating lease weighted average discount rate percent	2.76%	2.72%	1.45%
Operating lease weighted average remaining lease term	5 years 9 months 18 days	7 years 2 months 12 days	7 years 4 months 24 days